Schedule of investments
Delaware Small Cap Value Fund	August 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.67%
Basic Industry — 8.02%
Ashland	314,100	$ 28,111,950
Avient	1,038,650	51,028,874
Berry Global Group	619,810	42,680,117
Constellium †	1,814,014	30,421,015
HB Fuller	569,150	48,753,389
Huntsman	1,394,900	30,757,545
Knife River †	359,800	28,377,426
Louisiana-Pacific	639,900	62,102,295
Ryerson Holding	678,634	13,586,253
Summit Materials Class A †	1,064,626	43,117,353
		378,936,217
Consumer Discretionary — 11.62%
Acushnet Holdings	662,800	44,400,972
Adient †	975,800	22,072,596
Boyd Gaming	473,500	28,419,470
Choice Hotels International	211,400	26,972,526
Columbia Sportswear	288,000	23,250,240
Crocs †	210,100	30,710,317
Group 1 Automotive	140,910	53,089,252
KB Home	699,500	58,555,145
M/I Homes †	241,700	38,519,729
Meritage Homes	359,800	71,265,586
Oxford Industries	216,900	18,865,962
Patrick Industries	202,950	26,225,199
Steven Madden	745,125	33,605,137
Texas Roadhouse	166,650	28,122,188
UniFirst	236,970	44,950,839
		549,025,158
Consumer Staples — 2.76%
Flowers Foods	1,304,232	30,310,352
J & J Snack Foods	345,800	58,851,702
Performance Food Group †	554,722	41,404,450
		130,566,504
Energy — 7.75%
CNX Resources †	889,300	24,606,931
EnLink Midstream †	3,313,786	47,585,967
International Seaways	528,350	27,384,381
Liberty Energy	2,000,800	41,196,472
Magnolia Oil & Gas Class A	1,887,450	48,337,594
Matador Resources	798,750	45,305,100
NQ- 021 [0824] 1024 (3920582)    1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Murphy Oil	1,077,600	$ 40,172,928
Noble	795,650	30,354,047
Patterson-UTI Energy	3,678,800	33,881,748
PBF Energy Class A	807,700	27,510,262
		366,335,430
Financial Services — 27.03%
Assurant	239,192	46,965,349
Axis Capital Holdings	972,400	77,675,312
Bank of NT Butterfield & Son	990,600	37,890,450
Bread Financial Holdings	598,200	34,797,294
Cadence Bank	1,436,150	46,358,922
Columbia Banking System	2,850,961	71,787,198
Comerica	610,300	34,854,233
East West Bancorp	983,273	82,663,761
Essent Group	925,600	59,506,824
First Financial Bancorp	1,442,500	38,182,975
FNB	5,238,550	78,473,479
Hancock Whitney	1,604,650	86,217,844
Hanover Insurance Group	337,450	49,601,776
Hope Bancorp	3,780,924	48,358,018
Old National Bancorp	2,988,800	59,327,680
P10 Class A	1,380,520	13,874,226
Sandy Spring Bancorp	843,925	26,414,853
Selective Insurance Group	311,906	28,377,208
Stewart Information Services	398,817	29,476,564
Stifel Financial	856,721	75,511,389
Synovus Financial	1,635,550	75,431,566
Valley National Bancorp	6,936,989	60,213,065
WaFd	988,100	36,233,627
Webster Financial	1,655,110	78,501,867
		1,276,695,480
Healthcare — 3.59%
Globus Medical Class A †	467,500	33,987,250
Integer Holdings †	466,100	60,625,627
Merit Medical Systems †	333,100	32,204,108
Patterson Cos	312,500	7,028,125
Prestige Consumer Healthcare †	477,200	35,618,208
		169,463,318
2    NQ- 021 [0824] 1024 (3920582)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 15.40%
Atkore	474,300	$ 44,266,419
Beacon Roofing Supply †	431,320	39,077,592
CACI International Class A †	133,450	65,139,614
Centuri Holdings †	433,962	7,420,750
Griffon	597,000	39,515,430
H&E Equipment Services	892,300	42,964,245
ITT	544,380	75,788,584
KBR	797,972	55,347,338
Leonardo DRS †	1,574,750	44,943,365
MasTec †	707,929	80,088,008
NEXTracker Class A †	509,144	20,706,886
Regal Rexnord	220,639	37,025,431
Terex	830,750	47,161,677
Timken	563,250	47,611,522
WESCO International	267,700	44,272,226
Zurn Elkay Water Solutions	1,108,350	35,943,791
		727,272,878
Real Estate Investment Trusts — 8.55%
Agree Realty	877,400	64,058,974
Apple Hospitality	3,110,102	44,909,873
Community Healthcare Trust	770,270	14,427,157
Independence Realty Trust	3,199,340	66,482,285
Kite Realty Group Trust	2,385,514	62,214,205
LXP Industrial Trust	5,765,250	59,727,990
National Health Investors	812,250	66,141,518
Plymouth Industrial	1,076,300	25,766,622
		403,728,624
Technology — 8.26%
ACI Worldwide †	597,300	30,080,028
Belden	551,700	59,186,376
Cirrus Logic †	391,850	57,088,626
Diodes †	562,900	39,228,501
Flex †	1,557,710	50,609,998
Power Integrations	354,900	23,813,790
TD SYNNEX	342,200	41,549,924
TTM Technologies †	2,174,902	42,301,844
Viavi Solutions †	2,615,914	22,523,020
Vishay Intertechnology	1,174,600	23,668,190
		390,050,297
NQ- 021 [0824] 1024 (3920582)    3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 2.15%
Kirby †	338,400	$ 40,580,928
Saia †	24,050	9,038,711
Werner Enterprises	1,406,900	51,999,024
		101,618,663
Utilities — 3.54%
Black Hills	667,740	39,476,789
MDU Resources Group	1,233,000	31,675,770
OGE Energy	1,293,752	51,180,829
Southwest Gas Holdings	617,700	44,919,144
		167,252,532
Total Common Stocks (cost $2,892,005,013)		4,660,945,101

Short-Term Investments — 1.33%
Money Market Mutual Funds — 1.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.19%)	15,678,585	15,678,585
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	15,678,584	15,678,584
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.31%)	15,678,584	15,678,584
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	15,678,583	15,678,583
Total Short-Term Investments (cost $62,714,336)		62,714,336
Total Value of Securities—100.00% (cost $2,954,719,349)		4,723,659,437

Receivables and Other Assets Net of Liabilities—0.00%		174,435
Net Assets Applicable to 61,458,784 Shares Outstanding—100.00%		$4,723,833,872
†	Non-income producing security.
4    NQ- 021 [0824] 1024 (3920582)